Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
We are a lessee under various agreements for compressors, office space, vehicles and other equipment. As of December 31, 2019, these leases have remaining terms ranging from one month to seven years. Certain of our lease agreements include options to renew the lease, terminate the lease early or purchase the underlying asset at the end of the lease. We determine the lease term at the lease commencement date as the non-cancelable period of the lease, including options to extend or terminate the lease when we are reasonably certain to exercise the option. The company’s vehicles are the only leases with renewal options that we are reasonably certain to exercise. The renewals are reflected in the ROU asset and lease liability balances.
Upon adoption of ASC 842 on January 1, 2019, we recognized a nominal operating lease liability and a nominal related ROU asset related to vehicles we lease.
On February 1, 2019, we acquired WildHorse and, as part of the purchase price allocation, we recognized additional operating lease liabilities of $40 million, a related ROU asset of $38 million, and lease incentives of $2 million related to two office space leases, a long-term hydraulic fracturing agreement and other equipment leases. Regarding our long-term hydraulic fracturing agreements, we made a policy election to treat both lease and non-lease components as a single lease component.
In 2018, we sold our wholly owned subsidiary, Midcon Compression, L.L.C., to a third party and subsequently leased back some natural gas compressors for 38 months. The lease is accounted for as a finance lease liability.
The following table presents our ROU assets and lease liabilities as of December 31, 2019.

	Finance	Operating
	($ in millions)
ROU assets	$17	$22

Lease liabilities:
Current lease liabilities	$9	$9
Long-term lease liabilities	9	16
Total lease liabilities	$18	$25
Additional information for the Company’s operating and finance leases is presented below:

Year Ended December 31, 2019
Lease cost:	($ in millions)
Amortization of ROU assets	$8
Interest on lease liability	2
Finance lease cost	10
Operating lease cost	26
Short-term lease cost	112
Total lease cost	$148

Other information:
Operating cash outflows from finance lease	$2
Operating cash outflows from operating leases	$11
Investing cash outflows from operating leases	$127
Financing cash outflows from finance lease	$8

Weighted average remaining lease term - finance lease	2.00 years
Weighted average remaining lease term - operating leases	4.65 years
Weighted average discount rate - finance lease	7.50%
Weighted average discount rate - operating leases	4.85%
Maturity analysis of finance lease liabilities and operating lease liabilities are presented below:

	December 31, 2019
	Finance Lease	Operating Leases
	($ in millions)
2020	$10	$10
2021	10	5
2022	—	4
2023	—	2
2024	—	2
Thereafter	—	5
Total lease payments	20	28
Less imputed interest	(2)	(3)
Present value of lease liabilities	18	25
Less current maturities	(9)	(9)
Present value of lease liabilities, less current maturities	$9	$16
The aggregate undiscounted minimum future lease payments under previous lease accounting standard, ASC 840, are presented below:

	December 31, 2018
	Capital Lease	Operating Leases
	($ in millions)
2019	$10	$3
2020	10	1
2021	10	—
Total minimum lease payments	$30	$4

Leases	Leases
We are a lessee under various agreements for compressors, office space, vehicles and other equipment. As of December 31, 2019, these leases have remaining terms ranging from one month to seven years. Certain of our lease agreements include options to renew the lease, terminate the lease early or purchase the underlying asset at the end of the lease. We determine the lease term at the lease commencement date as the non-cancelable period of the lease, including options to extend or terminate the lease when we are reasonably certain to exercise the option. The company’s vehicles are the only leases with renewal options that we are reasonably certain to exercise. The renewals are reflected in the ROU asset and lease liability balances.
Upon adoption of ASC 842 on January 1, 2019, we recognized a nominal operating lease liability and a nominal related ROU asset related to vehicles we lease.
On February 1, 2019, we acquired WildHorse and, as part of the purchase price allocation, we recognized additional operating lease liabilities of $40 million, a related ROU asset of $38 million, and lease incentives of $2 million related to two office space leases, a long-term hydraulic fracturing agreement and other equipment leases. Regarding our long-term hydraulic fracturing agreements, we made a policy election to treat both lease and non-lease components as a single lease component.
In 2018, we sold our wholly owned subsidiary, Midcon Compression, L.L.C., to a third party and subsequently leased back some natural gas compressors for 38 months. The lease is accounted for as a finance lease liability.
The following table presents our ROU assets and lease liabilities as of December 31, 2019.

	Finance	Operating
	($ in millions)
ROU assets	$17	$22

Lease liabilities:
Current lease liabilities	$9	$9
Long-term lease liabilities	9	16
Total lease liabilities	$18	$25
Additional information for the Company’s operating and finance leases is presented below:

Year Ended December 31, 2019
Lease cost:	($ in millions)
Amortization of ROU assets	$8
Interest on lease liability	2
Finance lease cost	10
Operating lease cost	26
Short-term lease cost	112
Total lease cost	$148

Other information:
Operating cash outflows from finance lease	$2
Operating cash outflows from operating leases	$11
Investing cash outflows from operating leases	$127
Financing cash outflows from finance lease	$8

Weighted average remaining lease term - finance lease	2.00 years
Weighted average remaining lease term - operating leases	4.65 years
Weighted average discount rate - finance lease	7.50%
Weighted average discount rate - operating leases	4.85%
Maturity analysis of finance lease liabilities and operating lease liabilities are presented below:

	December 31, 2019
	Finance Lease	Operating Leases
	($ in millions)
2020	$10	$10
2021	10	5
2022	—	4
2023	—	2
2024	—	2
Thereafter	—	5
Total lease payments	20	28
Less imputed interest	(2)	(3)
Present value of lease liabilities	18	25
Less current maturities	(9)	(9)
Present value of lease liabilities, less current maturities	$9	$16
The aggregate undiscounted minimum future lease payments under previous lease accounting standard, ASC 840, are presented below:

	December 31, 2018
	Capital Lease	Operating Leases
	($ in millions)
2019	$10	$3
2020	10	1
2021	10	—
Total minimum lease payments	$30	$4